Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares		Additional paid-in capital	Receivable on account of shares	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2017	$ 628		$ 131,491		$ (2,520)	$ (53,203)	$ 76,396
Balance, Shares at Dec. 31, 2017	13,409,975
Cumulative effect of changes in accounting principles (ASC 606)						337	337
Exercise of options into Ordinary Shares	$ 10		1,932	$ (29)			1,913
Exercise of options into Ordinary Shares, Shares	194,392
RSUs vested	$ 2		(2)
RSUs vested, Shares	36,958
Share-based compensation and RSUs			1,342				1,342
Net loss						1,079	1,079
Other comprehensive loss					(84)		(84)
Balance at Jun. 30, 2018	$ 640		134,763	$ (29)	(2,604)	(51,787)	80,983
Balance, Shares at Jun. 30, 2018	13,641,325
Balance at Dec. 31, 2018	$ 643		135,730		(2,612)	(55,281)	78,480
Balance, Shares at Dec. 31, 2018	13,699,727
Exercise of options into Ordinary Shares		[1]	9				9
Exercise of options into Ordinary Shares, Shares	1,500
RSUs vested	$ 2		(2)
RSUs vested, Shares	36,244
Share-based compensation and RSUs			965				965
Net loss						(4,080)	(4,080)
Other comprehensive loss					(19)		(19)
Balance at Jun. 30, 2019	$ 645		$ 136,702		$ (2,631)	$ (59,361)	$ 75,355
Balance, Shares at Jun. 30, 2019	13,737,471

[1]	Represent an amount lower than $1.